Other Intangible Assets - Others (Details) - EUR (€) € in Thousands		12 Months Ended
	Jun. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Other intangible assets		€ 2,832,196	€ 2,949,147	€ 1,636,950
Intangible asset purchase commitments		0	69
Profit (loss) incurred on disposals of intangible assets		(283)	(1,082)
Access Biologicals Inc.
Intangible assets
Residual useful life	14 years
Capitalised development costs in progress
Intangible assets
Other intangible assets		1,366,893	1,330,213
Capitalised development costs in progress | Biotest AG
Intangible assets
Other intangible assets		861,950	846,447
Capitalised development costs in progress | Alkahest Inc [Member]
Intangible assets
Other intangible assets		284,341	294,578
Self-constructed
Intangible assets
Other intangible assets		€ 50,043	€ 37,214